CONSOLIDATED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Consolidated Statements of Comprehensive Income
Unrealized depreciation on securities, income taxes	$ (0.8)	$ (2.3)	$ (27.4)	$ (4.3)
Reclassification of realized gains in net income, income taxes		(8.5)		(8.5)
Minimum pension liability adjustments, income taxes	$ 0.1	$ 0.1	$ 0.2	$ 0.2